SHAREHOLDERS’ EQUITY (Details 3) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
	Dec. 31, 2017 CAD ($) Decimalitem	Dec. 31, 2016 CAD ($) Decimalitem
Disclosure of Shareholder's Equity [Line Items]
Number of units Balance at beginning of year | Decimalitem	320,000	0
Number of units RSUs awarded | Decimalitem	265,000	330,000
Number of units RSUs vested and issued | Decimalitem	(79,668)	(10,000)
Number of units RSUs forfeited | Decimalitem	(16,667)	0
Number of units Balance at Ending of year | Decimalitem	488,665	320,000
Weighted average value Balance at beginning of year | $	$ 6.48	$ 0
Weighted average value RSUs awarded | $	3.52	6.47
Weighted average value RSUs vested and issued | $	6.45	6.17
Weighted average value RSUs forfeited | $	6.49	0
Weighted average value Balance at Ending of year | $	$ 4.88	$ 6.48